As filed with the Securities and Exchange Commission on June 21, 2000
                                                              File No. 333-93959

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

           REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

                         Pre-Effective Amendment No.                  [ ]

                        Post-Effective Amendment No. 1                [X]
                                 Amendment No. 2

                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                          Copy to:

George Stevens, Esq.                         Carl Frischling, Esq.
BISYS Fund Services Limited Partnership      Kramer Levin Naftalis & Frankel LLP
3435 Stelzer Road                            919 Third Avenue
Columbus, Ohio 43219                         New York, New York 10022
(Name and Address of Agent for Service)


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

No filing fee is due because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                             THE VICTORY PORTFOLIOS
                                     PART C

                               OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

      [The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A as filed December 14, 1999, accession number 0000922423-99-001480.]

ITEM 16.  Exhibits.

(1)       Certificate of Trust.(1)
(2)       Bylaws, Amended and Restated as of August 28, 1998. (3)
(3)       Not applicable.
(4) Agreement and Plan of Reorganization and Termination between Registrant, on behalf of the Government Mortgage Fund and Ohio Regional Stock Fund; and Fund for Income and Established Value Fund.
(5)(a) Delaware Trust Instrument dated December 6, 1995, as amended March 27, 2000 (2)
   (b) Schedule A to Trust Instrument dated December 6, 1995, as amended August 17, 1999.(2)
(6)(a) Investment Advisory Agreement dated as of March 1, 1997 between Registrant and Key Asset Management Inc. ("KAM").(3)
   (b) Schedule A to Investment Advisory Agreement dated as of March 1, 1997, as revised March 27, 2000.(2)
   (c) Investment Advisory Agreement dated March 1, 1997, between Registrant and KAM regarding Lakefront Fund and Real Estate Investment Fund.(4)

----------------------

1 Filed as an Exhibit to Post Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

2 Filed as an Exhibit to Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed electronically on June, 1, 2000, accession number 000922423-00-000816.

3 Filed as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.

4 Filed as an Exhibit to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

   (d) Schedule A to the Investment Advisory Agreement between Registrant and KAM regarding the Lakefront Fund and Real Estate Investment Fund, as amended December 11, 1998 to include the Gradison Government Reserves Fund and Established Value Fund, and as amended May 23, 2000 to include the Nasdaq 100 Index Fund. (2)

   (e) Investment Advisory Agreement dated June 1, 1998, between Registrant and KAM regarding the International Growth Fund. (5)

   (f) Investment Sub-Advisory Agreement dated March 1, 1997, between KAM and Lakefront Capital Investors, Inc. regarding the Lakefront Fund.(5)

   (g) Portfolio Management Agreement dated June 1, 1998, between Registrant, KAM and Indocam International Investment Services, S.A. regarding the International Growth Fund.(6)

(7)(a) Distribution Agreement dated June 1, 1996 between Registrant and BISYS Fund Services Limited Partnership (together with its subsidiaries, "BISYS"). (4)

   (b)    Schedule I to the Distribution Agreement, as revised May 23, 2000.(2)

(8)       Not applicable.

(9)(a) Amended and Restated Mutual Fund Custody Agreement dated August 1, 1996 between Registrant and Key Trust of Ohio, Inc., with Attachment B revised as of March 2, 1998. (4)

   (b) Schedule A to the Mutual Fund Custody Agreement, as revised May 23, 2000.(2)

   (c) Custody Agreement dated October 14, 1999 between The Bank of New York and Key Trust Company of Ohio.(2)

   (d) Foreign Custody Manager Agreement dated February 17, 2000 between The Bank of New York and Registrant. (2)

(10)(a) Amended and Restated Rule 18f-3 Multi-Class Plan, dated as of May 23, 2000. (2)

   (b)    Shareholder Servicing Plan dated June 5, 1995.(4)

   (c)    Schedule I to the  Shareholder  Servicing Plan, as revised May 23,
          2000.(2)

   (d)    Form of Shareholder Servicing Agreement.(1)

   (e) Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant.(6)

   (f) Schedule A to Distribution and Service Plan for Class G Shares, as revised May 23, 2000.(2)

(11)(a)   Opinion of Kramer Levin Naftalis & Frankel LLP ("Kramer
          Levin"), on behalf of Fund for Income and Established Value Fund, dated May 5, 2000.

  (b)(1) Opinion of Morris, Nichols, Arsht & Tunnell, Delaware counsel to Registrant, relating to the Fund for Income and Established Value Fund, dated May 5, 2000.

--------------

5 Filed as an Exhibit to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed electronically on June 12, 1998, accession number 0000922423-98-000602.

6 Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed electronically on June 17, 1999, accession number 0000922423-99-000795.

  (b)(2) Opinion of Morris, Nichols, Arsht & Tunnell, Delaware counsel to Registrant, relating to the Government Mortgage Fund and Ohio Regional Stock Fund, dated May 5, 2000.

 (12)(a) Tax Opinion of Kramer Levin in connection with the reorganization of Ohio Regional Stock Fund into Established Value Fund, dated May 5, 2000.

     (b) Tax Opinion of Kramer Levin in connection with the reorganization of Government Mortgage Fund into Fund for Income, dated May 5, 2000.

 (13)     Not applicable.

 (14)(a)  Consent of Kramer Levin Naftalis &Frankel LLP.(7)

     (b)  Consent of PricewaterhouseCoopers LLP.(10)

 (15)     Not applicable.

 (16) Powers of Attorney of Theodore H. Emmerich, Harry Gazelle, Frankie D. Hughes, Thomas F. Morrissey, H. Patrick Swygert, Eugene J. McDonald, Donald E. Weston and Leigh A. Wilson.(2)

(17)      Form of Proxy Cards.(10)


Item 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

----------------

7 Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 filed electronically on January 7, 2000, accession number 0000922423-00-000039.

                                   SIGNATURES

      Pursuant to the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 16th day of June, 2000.

                                          Victory Portfolios.
                                          (Registrant)

                                          By:/s/ Leigh A. Wilson
                                          ----------------------
                                          Leigh A. Wilson
                                          President and Trustee


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 16th day of June, 2000.

          Signature                     Title
          ---------                     -----

/s/ Roger Noall                         Chairman of the Board
--------------------------              and Trustee
   Roger Noall

/s/ Leigh A. Wilson                     President and Trustee
--------------------------
   Leigh A. Wilson

/s/ Joel B. Engle                       Treasurer
--------------------------
   Joel B. Engle

/s/ Theodore H. Emmerich                Trustee
--------------------------
   Theodore Emmerich

/s/ Frankie D. Hughes                   Trustee
--------------------------
   Frankie D. Hughes

/s/ Harry Gazelle                       Trustee
--------------------------
   Harry Gazelle

/s/ Eugene J. McDonald                  Trustee
--------------------------
   Eugene J. McDonald

/s/ Thomas F. Morissey                  Trustee
--------------------------
   Thomas F. Morrissey

/s/ H. Patrick Swygert                  Trustee
--------------------------
   H. Patrick Swygert

/s/ Frank A. Weil                       Trustee
--------------------------
   Frank A. Weil

/s/ Donald E. Weston                    Trustee
--------------------------
   Donald E. Weston

                                   THE VICTORY PORTFOLIOS

                                     INDEX TO EXHIBITS

Exhibit Number

EX - 99.B4         Agreement and Plan of Reorganization and Termination  between
                   Registrant, on behalf of the Government Mortgage Fund and Ohio Regional Stock Fund; and Fund for Income and Established
                   Value Fund.

EX - 99.B 11(a)    Opinion  of Kramer  Levin  Naftalis  & Frankel  LLP  ("Kramer
                   Levin"),  on behalf of Fund for Income and Established  Value
                   Fund, dated May 5, 2000.

EX - 99.B 11(b)(1) Opinion of Morris, Nichols, Arsht & Tunnell, Delaware counsel
                   to   Registrant,   relating   to  the  Fund  for  Income  and
                   Established Value Fund, dated May 5, 2000.

EX - 99.B11(b)(2)  Opinion of Morris, Nichols, Arsht & Tunnell, Delaware counsel to Registrant, relating to the Government Mortgage Fund and Ohio Regional Stock Fund, dated May 5, 2000.

EX - 99.B12(a)     Tax  Opinion  of  Kramer   Levin  in   connection   with  the
                   reorganization  of Ohio Regional Stock Fund into  Established
                   Value Fund, dated May 5, 2000.

EX - 99.B12(b)     Tax  Opinion  of  Kramer   Levin  in   connection   with  the
                   reorganization of Government Mortgage Fund into Fund for Income, dated May 5, 2000.